Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss	$ (718,325)	$ (822,894)	$ (1,523,368)	$ (1,404,247)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			0	1,418
Non-cash share-based compensation	123,488	196,272	332,003	269,740
Non-cash interest expense	116,855	70,828	162,179	105,202
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	19,494	18,041	(8,270)	(5,030)
Accounts payable	159,500	(17,614)	(4,358)	(48,755)
Accrued expenses	69,615	36,292	113,837	23,496
Operating lease liability	(117)	(2,178)	(2,191)	(3,032)
Unearned revenue	(38,381)	(38,380)	(76,761)	(76,762)
Net cash used in operating activities	(267,871)	(559,633)	(1,006,929)	(1,137,970)
Financing activities:
Proceeds from private offering of common stock and warrants, net of issuance costs	1,843,500	0
Proceeds from the exercise of stock options	22,050	0
Proceeds from promissory note	0	55,400	55,400	0
Proceeds from the sale of convertible notes			500,000	1,300,000
Debt issuance costs			(2,400)	0
Proceeds from the exercise of stock warrants	0	241,911	241,911	240,625
Net cash provided by financing activities	1,865,550	297,311	794,911	1,540,625
Net increase (decrease) in cash and cash equivalents	1,597,679	(262,322)	(212,018)	402,655
Cash and cash equivalents at beginning of period	427,898	639,916	639,916	237,261
Cash and cash equivalents at end of period	2,025,577	377,594	427,898	639,916
Supplemental Disclosures of Non-Cash Operating and Financing Activities:
Conversion of promissory notes to common stock			0	55,000
Conversion of accrued interest to common stock			0	13,941
Establish right-of-use asset	0	81,890	81,980	59,822
Establish operating lease liability	$ 0	$ 81,890	81,980	65,415
Issuance of warrants in conjunction with issuance of convertible notes			176,573	348,443
Beneficial conversion feature on issuance of convertible notes			$ 289,045	$ 348,443